Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Changes in Non-cash Working Capital Items Related to Operating Activities

a)	The changes in non-cash working capital items related to operating activities for the years ended December 31, 2015, 2014 and 2013 are as follows:

	Year ended December 31, 2015 $	Year ended December 31, 2014 $	Year ended December 31, 2013 $

Accounts receivable	(24,285)	73,020	(59,003)
Prepaid expenses and other assets	804	1,899	(2,884)
Accounts payable and accrued liabilities	(23,745)	(87,597)	46,266
Advances from (to) affiliate	73,129	(98,806)	67,620

	25,903	(111,484)	51,999

Cash Portion of Purchase Price of Vessels Acquired from Teekay Corporation

e)	The cash portion of the purchase price of vessels acquired from Teekay Corporation is as follows:

	Year ended December 31, 2015 $	Year ended December 31, 2014 $	Year ended December 31, 2013 $

Petrojarl Knarr (net of cash acquired of $14.2 million)(1) (note 11h)	(112,710)	—	—
Voyageur Spirit (net of cash acquired of $0.9 million)(2)(3) (note 11d)	—	6,181	(234,125)
Cidade de Itajai (net of cash acquired of $1.3 million) (note 11e)	—	—	(52,520)

	(112,710)	6,181	(286,645)

(1)

The cash portion of the purchase price does not include the conversion of $300.0 million of the convertible promissory note into 14.4 million common units of the Partnership issued to Teekay Corporation (see note 3b).

(2)

As at December 31, 2014, the cash portion of the original purchase price of the Voyageur Spirit FPSO unit of $270.0 million was effectively reduced to reflect the $41.1 million indemnification payments from Teekay Corporation recorded during 2014 and 2013 (see note 11d).

(3)

The cash portion of the purchase price does not include the issuance of $44.3 million of the Partnership’s common units to Teekay Corporation to partially finance the acquisition of the Voyageur Spirit FPSO (see note 16), which includes a $4.3 million excess value of the common units when comparing valuation of the common units at the date of closing the transaction to the valuation of the common units as the date Teekay Corporation offered to sell the Voyageur Spirit FPSO to the Partnership (see note 11d).